Cash and cash equivalents	12 Months Ended
Apr. 30, 2020
Cash And Cash Equivalents [Abstract]
Cash and cash equivalents
5.	Cash and Cash Equivalents
At April 30, 2020, the Company’s Guaranteed Investment Certificate (“GIC”) had a market value of $nil (April 30, 2019 - $1,011).